Acquisitions - Additional Information (Detail)	1 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended					12 Months Ended				1 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 13, 2012 OpenInstall Inc USD ($)	Jan. 13, 2012 OpenInstall Inc Maximum USD ($)	Jan. 13, 2012 OpenInstall Inc General and Administrative Expense USD ($)	Dec. 31, 2013 OpenInstall Inc Research and Development Expense USD ($)	Dec. 31, 2012 OpenInstall Inc Research and Development Expense USD ($)	Jul. 06, 2012 Crossloop Inc USD ($)	Jul. 06, 2012 Crossloop Inc General and Administrative Expense USD ($)	Oct. 01, 2012 Avalanche USD ($)	Oct. 01, 2012 Avalanche General and Administrative Expense USD ($)	Jan. 04, 2011 Droid Security Ltd USD ($)	Dec. 31, 2013 Droid Security Ltd USD ($)	Dec. 31, 2012 Droid Security Ltd USD ($)	Dec. 31, 2011 Droid Security Ltd USD ($)	Dec. 31, 2011 Droid Security Ltd General and Administrative Expense USD ($)	May 18, 2011 IMedix Web Technologies Limited USD ($)	Dec. 31, 2013 IMedix Web Technologies Limited	Dec. 31, 2011 IMedix Web Technologies Limited General and Administrative Expense USD ($)	Dec. 31, 2013 IMedix Web Technologies Limited Research and Development Expense USD ($)	Dec. 31, 2012 IMedix Web Technologies Limited Research and Development Expense USD ($)	Dec. 31, 2011 IMedix Web Technologies Limited Research and Development Expense USD ($)	Aug. 19, 2011 Tune Up Software Gmbh USD ($)	Aug. 19, 2011 Tune Up Software Gmbh EUR (€)	Dec. 31, 2011 Tune Up Software Gmbh USD ($)	Dec. 31, 2011 Tune Up Software Gmbh General and Administrative Expense USD ($)	Oct. 31, 2011 AVG Distribution Switzerland AG USD ($)	Oct. 31, 2011 AVG Distribution Switzerland AG EUR (€)	Dec. 31, 2011 AVG Distribution Switzerland AG General and Administrative Expense USD ($)	Jan. 28, 2013 Angle Labs USD ($)	Jan. 28, 2013 Angle Labs Maximum USD ($)	Dec. 31, 2013 Angle Labs General and Administrative Expense USD ($)	Dec. 31, 2013 Angle Labs Research and Development Expense USD ($)	May 14, 2013 Privacy Choice Llc USD ($)	May 14, 2013 Privacy Choice Llc Maximum USD ($)	May 14, 2013 Privacy Choice Llc General and Administrative Expense USD ($)	Dec. 31, 2013 Privacy Choice Llc Research and Development Expense USD ($)	Jun. 28, 2013 Lpi Level Platforms Inc USD ($)	Jun. 28, 2013 Lpi Level Platforms Inc General and Administrative Expense USD ($)	Sep. 02, 2013 ASR Technologies Ab USD ($)	Sep. 02, 2013 ASR Technologies Ab Maximum USD ($)	Sep. 02, 2013 ASR Technologies Ab General and Administrative Expense USD ($)	Dec. 31, 2013 ASR Technologies Ab Research and Development Expense USD ($)	Oct. 26, 2011 Bsecure USD ($)	Dec. 31, 2011 Bsecure General and Administrative Expense USD ($)
Business Acquisition [Line Items]
Business acquisition, acquisition-related transaction costs			$ 468,000				$ 147,000		$ 313,000					$ 202,000			$ 309,000							$ 1,817,000			$ 70,000			$ 55,000				$ 66,000			$ 302,000			$ 45,000			$ 355,000
Retention and incentive compensation arrangements, related to business acquisition		22,500,000																											350,000				2,560,000						459,000
Retention and incentive compensation arrangements payment, profit target period	3 years																											12 months				12 months						9 months
Compensation expense				685,000	2,870,000						2,050,000	2,461,000	1,142,000					1,822,000	2,697,000	1,697,000											350,000				1,600,000						204,000
Business acquisition, percentage of outstanding shares acquired	100.00%									100.00%					100.00%						100.00%	100.00%			100.00%	100.00%
Compensation expense will be in cash	2,500,000
Compensation cash payment period	2 years
Period special bonus based certain percentage of revenues																3 years
Total value of shares to be issued which are subject to continued employment																					16,500,000	11,500,000
Vesting Period																					4 years	4 years
Revenue, Net																							1,234,000
Net Income Loss																							5,027,000
Business acquisition pro forma financial information, adjustment for amortization of acquired intangible assets																							1,800,000
Business acquisition pro forma financial information, adjustment for incremental share based compensation																							1,200,000
Business acquisition pro forma financial information, acquisition related cost																							2,700,000
Business acquisition, cost of acquired entity, purchase price	5,649,000					600,000		10,293,000		5,589,000					5,672,000						45,020,000				5,438,000	3,900,000		3,220,000				3,840,000				23,418,000		2,341,000				6,539,000
Business acquisition, cash settlement of pre-existing agency and distribution agreements																									$ 3,700,000	€ 2,600,000